Financial Instruments - Additional Information (Detail) - USD ($)		1 Months Ended	12 Months Ended
	Oct. 01, 2018	Oct. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [Line Items]
Commercial papers issued			$ 0	$ 1,637,000,000
Fair value of contracts outstanding, liability			76,000,000	246,000,000
Borrowings			3,216,000,000	7,026,000,000
Foreign currency translation adjustments to OCI			(287,000,000)	636,000,000
Foreign currency translation adjustments to Income Statement			(3,102,000,000)
Cash and cash equivalents			2,706,000,000	874,000,000
Interest Income Sensitivity			25,000,000	3,000,000
Derivatives designated as Fair Value hedges			0
Pledged Assets			0
Trade and other receivables			1,313,000,000	1,457,000,000
Other financial assets			106,000,000	148,000,000
Amount returned to shareholders		$ 6,500,000,000	1,174,000,000	1,000,000,000
Equity at fair value			$ 24,200,000,000
Financial & risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage of ownership stake sold	55.00%
Refinitiv [member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage of ownership stake sold	55.00%
Proceeds from sale of Financial & Risk		17,000,000,000
Stake retained			45.00%
Amount returned to shareholders		10,000,000,000
Debt repaid		4,000,000,000
Reinvestment fund		2,000,000,000
Transaction costs		1,000,000,000
Cost of reposition of Company for growth and scale		$ 600,000,000
At fair value [member]
Disclosure of detailed information about financial instruments [Line Items]
Fair value of contracts outstanding, liability			$ 0	246,000,000
Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage of financial and risk business			55.00%
Notional amounts of contracts outstanding			$ 0
Foreign exchange contracts [member] | At fair value [member]
Disclosure of detailed information about financial instruments [Line Items]
Fair value of contracts outstanding, liability				8,000,000
Embedded derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [Line Items]
Fair value of contracts outstanding, liability				51,000,000
Fair value of contracts outstanding, net asset			$ 1,000,000
Top of range [member]
Disclosure of detailed information about financial instruments [Line Items]
Net debt ratio			450.00%
Interest rate risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Cash and cash equivalents			$ 2,706,000,000	874,000,000
Change in interest rate			1.00%
Interest rate risk [member] | U.S.Dollar [member]
Disclosure of detailed information about financial instruments [Line Items]
Change in interest rate			1.00%
Cash flow hedge sensitivity to increase in USD interest rates			$ 13,000,000	44,000,000
Interest rate risk [member] | Canadian Dollar [member]
Disclosure of detailed information about financial instruments [Line Items]
Change in interest rate			1.00%
Cash flow hedge sensitivity to increase in CAD interest rates			$ 11,000,000	38,000,000
Equity Price Risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Exposure to Price Risk			0
Commodity Price Risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Exposure to Price Risk			$ 0
Credit risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage of cash and cash equivalents at A- or above rated institutions			99.00%
Allowance account for credit losses of financial assets, except for doubtful accounts			$ 0
Cross-currency interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Fair value of contracts outstanding, liability			$ 76,000,000	246,000,000
Currency risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Consolidated revenue			0.00%
Foreign currency translation adjustments to OCI			$ (287,000,000)	$ 636,000,000
Foreign currency translation adjustments to Income Statement			$ 3,100,000,000
Notes, Debentures and Commercial Paper [member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted-average interest rate			4.60%	3.70%
Commercial paper [member]
Disclosure of detailed information about financial instruments [Line Items]
Commercial paper programs			$ 2,000,000,000
Credit facility maturing in November 2021 [member]
Disclosure of detailed information about financial instruments [Line Items]
Gross loan commitments			$ 2,400,000,000
Maturity date			November 2021
Maximum gross loan commitment upon request			$ 3,000,000,000
Borrowings			370,000,000
Borrowings repaid			370,000,000
Aggregate amount borrowing from lenders			$ 600,000,000
Credit facility maturing in November 2021 [member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about financial instruments [Line Items]
Credit facility, rate of interest added to reference rate			1.10%
Credit facility that expires on November 21, 2018 [member]
Disclosure of detailed information about financial instruments [Line Items]
Gross loan commitments			$ 1,500,000,000
Borrowings			1,000,000,000
Borrowings repaid			1,000,000,000
Term Loan Facility [member]
Disclosure of detailed information about financial instruments [Line Items]
Gross loan commitments			$ 500,000,000
Maturity date			October 1, 2018
Revolving Credit Facility 1 [member]
Disclosure of detailed information about financial instruments [Line Items]
Gross loan commitments			$ 1,000,000,000